DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 68,039	$ 37,809
Others	1,763	1,983
UT other liabilities	216,753	580,178
Total	286,555	619,970
Non Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	0	0
Others	0	0
UT other liabilities	0	0
Total	$ 0	$ 0